Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Schedule of defined benefit plan obligations and assets
The amounts included in the Consolidated Balance Sheets arising from the company's obligations and plan assets in respect of its defined benefit retirement plans is as follows:

	Retirement Plans		Medical Plan
$ in millions	2012	2011	2012	2011
Benefit obligation	(426.7)	(383.3)	(53.2)	(48.1)
Fair value of plan assets	338.9	288.3	9.1	8.2
Funded status	(87.8)	(95.0)	(44.1)	(39.9)
Amounts recognized in the Consolidated Balance Sheets:
Other assets	3.1	2.0	—	—
Accounts payable and accrued expenses	(90.9)	(97.0)	(44.1)	(39.9)
Funded status	(87.8)	(95.0)	(44.1)	(39.9)

Changes in defined benefit plan obligations
Changes in the benefit obligations were as follows:

	Retirement Plans		Medical Plan
$ in millions	2012	2011	2012	2011
January 1	383.3	336.1	48.1	52.4
Service cost	4.5	4.4	0.3	0.5
Interest cost	19.6	19.1	2.1	2.3
Contributions from plan participants	—	—	0.5	0.5
Actuarial (gains)/losses	15.0	41.8	4.4	(5.2)
Exchange difference	19.6	(4.1)	—	—
Benefits paid	(15.3)	(14.0)	(2.2)	(2.4)
December 31	426.7	383.3	53.2	48.1

Schedule of assumptions used to determine defined benefit obligations
The weighted average assumptions used to determine defined benefit obligations at December 31, 2012, and 2011 are:

	Retirement Plans		Medical Plan
	2012	2011	2012	2011
Discount rate	4.67%	4.92%	3.79%	4.34%
Expected rate of salary increases	3.09%	3.34%	2.50%	3.00%
Future pension/medical cost trend rate increases	2.79%	3.22%	5.00%-7.60%	5.00%-8.00%

Changes in the fair value of plan assets
Changes in the fair value of plan assets in the current period were as follows:

	Retirement Plans		Medical Plan
$ in millions	2012	2011	2012	2011
January 1	288.3	286.0	8.2	8.1
Actual return on plan assets	35.5	9.5	1.0	0.2
Exchange difference	16.2	(0.6)	—	—
Contributions from the company	13.0	6.6	—	—
Contributions from plan participants	—	—	0.2	0.2
Benefits paid	(14.3)	(12.8)	(0.3)	(0.3)
Settlement and other	0.2	(0.4)	—	—
December 31	338.9	288.3	9.1	8.2

Breakdown of amount recognized in accumulated other comprehensive income
The components of the amount recognized in accumulated other comprehensive income at December 31, 2012, and 2011 are as follows:

	Retirement Plans		Medical Plan
$ in millions	2012	2011	2012	2011
Prior service cost/(credit)	—	—	(9.9)	(11.9)
Net actuarial loss/(gain)	100.9	102.2	11.6	7.9
Total	100.9	102.2	1.7	(4.0)

Breakdown of amounts in accumulated other comprehensive income expected to be amortized into net periodic benefit cost
The amounts in accumulated other comprehensive income expected to be amortized into net periodic benefit cost during the year ending December 31, 2013 are as follows:

$ in millions	Retirement Plans	Medical Plan
Prior service cost/(credit)	—	(2.0)
Net actuarial loss/(gain)	2.1	0.3
Total	2.1	(1.7)

Schedule of benefit obligations in excess of plan assets

The total accumulated benefit obligation and fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets and the projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets are as follows:

	Retirement Plans
$ in millions	2012	2011
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	416.6	371.8
Fair value of plan assets	325.1	274.6
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	416.6	371.8
Fair value of plan assets	325.1	274.6

Components of net periodic benefit cost
The components of net periodic benefit cost in respect of these defined benefit plans are as follows:

	Retirement Plans			Medical Plan
$ in millions	2012	2011	2010	2012	2011	2010
Service cost	(4.5)	(4.4)	(4.1)	(0.3)	(0.5)	(0.6)
Interest cost	(19.6)	(19.1)	(18.2)	(2.1)	(2.3)	(2.7)
Expected return on plan assets	17.4	17.6	14.9	0.5	0.5	0.4
Amortization of prior service cost/(credit)	—	—	(3.0)	2.0	2.0	2.0
Amortization of net actuarial gain/(loss)	(2.2)	(1.2)	—	(0.2)	(0.3)	(2.7)
Settlement	—	—	0.6	—	—	—
Net periodic benefit cost	(8.9)	(7.1)	(9.8)	(0.1)	(0.6)	(3.6)

Schedule of assumptions used to determine net periodic benefit cost
The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, 2012, 2011, and 2010 are:

	Retirement Plans
	2012	2011	2010
Discount rate	4.92%	5.65%	5.68%
Expected return on plan assets	5.75%	5.84%	6.20%
Expected rate of salary increases	3.34%	3.60%	3.62%
Future pension rate increases	3.22%	3.49%	3.50%

	Medical Plan
	2012	2011	2010
Discount rate	4.34%	5.20%	5.80%
Expected return on plan assets	7.00%	7.00%	7.00%
Expected rate of salary increases	3.00%	3.00%	4.50%
Future medical cost trend rate increases	5.00%-8.00%	5.00%-8.00%	5.00%-8.00%

Assumed health care cost rates
The assumed health care cost rates are as follows:

	Medical Plan
	2012	2011	2010
Health care cost trend rate assumed for next year	8.00%	8.00%	7.75%
Rate to which cost trend rate gradually declines	5.00%	5.00%	5.00%
Year the rate reaches level it is assumed to remain thereafter	2020	2020	2017

Schedule of effect of one percent change in assumed rate of increase in healthcare costs
A one percent change in the assumed rate of increase in healthcare costs would have the following effects:

$ in millions	Increase	Decrease
Effect on aggregate service and interest costs	0.3	(0.3)
Effect on defined benefit obligation	6.9	(5.8)

Analysis of plan assets
The analysis of the plan assets as of December 31, 2012 was as follows:

$ in millions	Retirement Plans	% of Plan Assets	Medical Plan	% of Plan Assets
Cash and cash equivalents	7.2	2.1%	0.2	2.2%
Fund investments	164.9	48.6%	8.9	97.8%
Equity securities	92.4	27.3%	—	—%
Government debt securities	58.3	17.2%	—	—%
Other assets	1.3	0.4%	—	—%
Guaranteed investments contracts	14.8	4.4%	—	—%
Total	338.9	100.0%	9.1	100.0%

The analysis of the plan assets as of December 31, 2011 was as follows:

$ in millions	Retirement Plans	% of Plan Assets	Medical Plan	% of Plan Assets
Cash and cash equivalents	1.9	0.7%	0.2	2.4%
Fund investments	126.1	43.7%	8.0	97.6%
Equity securities	107.5	37.3%	—	—%
Government debt securities	38.1	13.2%	—	—%
Other assets	0.8	0.3%	—	—%
Guaranteed investments contracts	13.9	4.8%	—	—%
Total	288.3	100.0%	8.2	100.0%

Schedule of fair value of plan assets by three level fair value hierarchy
The following table presents the carrying value of the plan assets, including major security type for equity and debt securities, which are measured at fair value as of December 31, 2012:

	As of December 31, 2012
$ in millions	Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	0.2	0.2	—	—
Fund investments	173.8	173.8	—	—
Equity securities	92.4	92.4	—	—
Government debt securities	58.3	15.3	43.0	—
Other assets	1.3	1.3	—	—
Guaranteed investments contracts	14.8	—	—	14.8
Total	340.8	283.0	43.0	14.8

The following table presents the carrying value of the plan assets, including major security type for equity and debt securities, which are measured at fair value as of December 31, 2011:

	As of December 31, 2011
$ in millions	Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	0.2	0.2	—	—
Fund investments	134.1	134.1	—	—
Equity securities	107.5	107.5	—	—
Government debt securities	38.1	12.1	26.0	—
Other assets	0.8	0.8	—	—
Guaranteed investment contracts	13.9	—	—	13.9
Total	294.6	254.7	26.0	13.9

Reconciliation of beginning and ending fair value balances for assets with unobservable fair value inputs

The following table shows a reconciliation of the beginning and ending fair value measurement for level 3 assets, which is comprised solely of the guaranteed investment contracts, using significant unobservable inputs:

$ in millions	Year ended December 31, 2012	Year ended December 31, 2011
Balance, beginning of year	13.9	14.2
Unrealized gains/(losses) relating to the instrument still held at the reporting date	1.2	0.8
Purchases, sales, issuances and settlements (net)	(0.3)	(1.1)
Balance, end of year	14.8	13.9

Schedule of benefits expected to be paid in next five fiscal years and the five fiscal years thereafter

The benefits expected to be paid in each of the next five fiscal years and in the five fiscal years thereafter are as follows:

$ in millions	Retirement Plans	Medical Plan
Expected benefit payments:
2013	8.1	2.5
2014	8.6	2.7
2015	10.1	2.8
2016	10.0	2.8
2017	10.8	2.9
Thereafter in the succeeding five years	54.8	14.8